Average Annual Total Returns - Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF before tax Inception Date	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF before tax 1 Year	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF before tax Since Inception	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF After tax on distributions 1 Year	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF After tax on distributions Since Inception	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF After tax on distributions and sale of fund shares Since Inception	MSCI ACWI ex USA ESG Leaders Index 1 Year	MSCI ACWI ex USA ESG Leaders Index Since Inception	MSCI ACWI ex USA Index 1 Year	MSCI ACWI ex USA Index Since Inception
Total	Dec. 06, 2018	22.53%	14.94%	21.63%	14.10%	13.98%	11.38%	22.71%	15.13%	21.51%	13.98%